Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	$ (6,889)		$ (7,817)	$ (6,075)	$ (5,139)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	361	$ 376	393
Credit related fair value adjustments	(84)	(88)	(93)
Carrying value	277	288	300
Carrying value net of related allowance	264	274	290
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	$ (13)	$ (14)	$ (10)